                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-21319

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER: Calamos Convertible and High
                                                  Income Fund

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 2020 Calamos Court, Naperville
                                        Illinois 60563

NAME AND ADDRESS OF AGENT FOR SERVICE:  James S. Hamman, Jr., Secretary,
                                        Calamos Advisors, LLC,
                                        2020 Calamos Court,
                                        Naperville, Illinois
                                        60563

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200

DATE OF FISCAL YEAR END: October 31, 2007

DATE OF REPORTING PERIOD: January 31, 2007

                    CALAMOS CONVERTIBLE AND HIGH INCOME FUND

ITEM 1. SCHEDULE OF INVESTMENTS January 31, 2007 (UNAUDITED)

                    CALAMOS CONVERTIBLE AND HIGH INCOME FUND

SCHEDULE OF INVESTMENTS JANUARY 31, 2007 (UNAUDITED)

  PRINCIPAL
   AMOUNT                                                             VALUE
------------                                                     ---------------
CORPORATE BONDS (77.1%)
                   CONSUMER DISCRETIONARY (22.9%)
$  2,705,000       Asbury Automotive Group, Inc.
                   9.000%, 06/15/12                              $     2,843,631
                   Beazer Homes USA, Inc.<
   9,015,000       8.375%, 04/15/12                                    9,307,987
   6,311,000       8.125%, 06/15/16                                    6,594,995
   4,508,000       Broder Bros. Company
                   11.250%, 10/15/10                                   4,530,540
   4,508,000       DEX Media, Inc.
                   8.000%, 11/15/13                                    4,722,130
  13,839,000       DIRECTV Financing Company, Inc.
                   8.375%, 03/15/13                                   14,548,249
                   EchoStar DBS Corp.
   5,680,000       7.125%, 02/01/16                                    5,729,700
   1,690,000       6.625%, 10/01/14                                    1,660,425
  10,918,000   GBP EMI Group, PLC
                   9.750%, 05/20/08                                   22,407,272
   7,663,000       Expedia, Inc.*<
                   7.456%, 08/15/18                                    7,907,971
                   Ford Motor Company
   9,015,000       7.450%, 07/16/31<                                   7,358,494
   7,212,000       8.625%, 11/01/10                                    7,457,771
   6,108,000       GameStop Corp.<
                   8.000%, 10/01/12                                    6,489,750
   3,606,000       General Motors Acceptance Corp.
                   6.875%, 09/15/11                                    3,663,191
                   General Motors Corp.
   5,860,000       7.200%, 01/15/11                                    5,728,150
   4,327,000       7.125%, 07/15/13<                                   4,208,008
                   Goodyear Tire & Rubber Company
   6,311,000       7.857%, 08/15/11<                                   6,484,552
   4,508,000       7.000%, 03/15/28                                    4,057,200
   3,155,000       Group 1 Automotive, Inc.
                   8.250%, 08/15/13                                    3,265,425
   6,536,000       Hanes Brands, Inc.*++
                   8.735%, 12/15/14                                    6,748,420
   8,384,000       Hasbro, Inc.
                   6.600%, 07/15/28                                    8,218,860
   7,212,000       Hovnanian Enterprises, Inc.<
                   8.625%, 01/15/17                                    7,644,720
   5,409,000       Idearc, Inc.*
                   8.000%, 11/15/16                                    5,523,941
   4,508,000       Interpublic Group of Companies, Inc.<
                   7.250%, 08/15/11                                    4,620,700
                   J.C. Penney Company, Inc.
   1,803,000       9.000%, 08/01/12<                                   2,055,943
   1,352,000       7.650%, 08/15/16                                    1,487,849
   4,057,000       Jarden Corp.<
                   9.750%, 05/01/12                                    4,315,634
   2,894,000       Kellwood Company
                   7.625%, 10/15/17                                    2,646,687
   4,508,000       Landry's Restaurants, Inc.
                   7.500%, 12/15/14                                    4,462,920

  PRINCIPAL
   AMOUNT                                                             VALUE
------------                                                     ---------------
$  3,155,000       Liberty Media Corp.
                   8.250%, 02/01/30                              $     3,133,937
   6,311,000       Linens 'n Things, Inc.< ++
                   10.985%, 01/15/14                                   6,153,225
   3,539,000       Mandalay Resort Group<
                   7.625%, 07/15/13                                    3,521,305
   1,352,000       NCL Holding, ASA
                   10.625%, 07/15/14                                   1,382,420
  10,663,000       Oxford Industries, Inc.
                   8.875%, 06/01/11                                   11,089,520
     856,000       Phillips-Van Heusen Corp.<
                   8.125%, 05/01/13                                      903,080
     902,000       Pinnacle Entertainment, Inc.
                   8.250%, 03/15/12                                      927,933
   2,705,000       Rent-A-Center, Inc.
                   7.500%, 05/01/10                                    2,745,575
  10,728,000       Royal Caribbean Cruises, Ltd.<
                   7.500%, 10/15/27                                   10,586,702
     811,000       Station Casinos, Inc.
                   6.875%, 03/01/16                                      746,120
   7,753,000       Vail Resorts, Inc.
                   6.750%, 02/15/14                                    7,675,470
   6,311,000       Warnaco Group, Inc.
                   8.875%, 06/15/13                                    6,736,992
                   Warner Music Group
   1,803,000   GBP 8.125%, 04/15/14                                    3,639,766
   1,803,000       7.375%, 04/15/14                                    1,784,970
   2,705,000       WCI Communities, Inc.<
                   6.625%, 03/15/15                                    2,475,075
     811,000       Wynn Las Vegas, LLC<
                   6.625%, 12/01/14                                      806,945
                                                                 ---------------
                                                                     241,000,150
                                                                 ---------------
                   CONSUMER STAPLES (7.2%)
   1,803,000       Central Garden & Pet Company
                   9.125%, 02/01/13                                    1,888,643
   4,958,000       Chattem, Inc.
                   7.000%, 03/01/14                                    4,920,815
   3,832,000       Chiquita Brands International, Inc.<
                   8.875%, 12/01/15                                    3,640,400
   1,659,000       Constellation Brands, Inc.
                   7.250%, 09/01/16                                    1,704,623
   5,098,000       Del Monte Foods Company
                   8.625%, 12/15/12                                    5,403,880
   9,466,000       Dole Food Company, Inc.
                   7.250%, 06/15/10                                    9,193,852
  12,171,000       Jean Coutu Group, Inc.
                   8.500%, 08/01/14                                   12,718,695
   4,057,000       NBTY, Inc.
                   7.125%, 10/01/15                                    4,067,143
                   Pilgrim's Pride Corp.
   4,463,000       8.375%, 05/01/17<                                   4,418,370
   2,299,000       7.625%, 05/01/15                                    2,287,505
   3,606,000       Pinnacle Foods Holding<
                   8.250%, 12/01/13                                    3,705,165
   5,770,000       Playtex Products, Inc.
                   8.000%, 03/01/11                                    6,065,712

                See accompanying notes to Schedule of Investments

                    CALAMOS CONVERTIBLE AND HIGH INCOME FUND

SCHEDULE OF INVESTMENTS JANUARY 31, 2007 (UNAUDITED)

  PRINCIPAL
   AMOUNT                                                             VALUE
------------                                                     ---------------
                   Reynolds American, Inc.
$  5,860,000       7.300%, 07/15/15                              $     6,103,758
   3,606,000       7.625%, 06/01/16                                    3,833,073
   1,803,000       Smithfield Foods, Inc.
                   7.750%, 05/15/13                                    1,843,568
   3,561,000       SUPERVALU, Inc.
                   7.500%, 11/15/14                                    3,728,221
                                                                 ---------------
                                                                      75,523,423
                                                                 ---------------
                   ENERGY (9.5%)
   8,114,000       Arch Western Finance, LLC
                   6.750%, 07/01/13                                    8,053,145
                   Chesapeake Energy Corp.
   3,606,000       6.875%, 01/15/16                                    3,587,970
   1,803,000       7.750%, 01/15/15                                    1,857,090
   3,561,000       Comstock Resources, Inc.
                   6.875%, 03/01/12                                    3,431,914
     730,000       Energy Partners, Ltd.
                   8.750%, 08/01/10                                      744,600
   4,508,000       Forest Oil Corp.
                   8.000%, 12/15/11                                    4,699,590
                   Giant Industries, Inc.
   5,409,000       8.000%, 05/15/14                                    5,834,959
   1,803,000       11.000%, 05/15/12<                                  1,929,210
   3,155,000       Hanover Compressor Company
                   9.000%, 06/01/14                                    3,375,850
  10,232,000       Houston Exploration Company
                   7.000%, 06/15/13                                   10,359,900
   6,221,000       Petrohawk Energy Corp.
                   7.125%, 04/01/12                                    5,972,160
                   Petroleo Brasileiro, SA
   6,762,000       8.375%, 12/10/18                                    8,019,732
   4,508,000       9.125%, 07/02/13                                    5,279,995
  15,777,000       Premcor Refining Group, Inc.
                   7.500%, 06/15/15                                   16,198,498
   5,049,000       Superior Energy Services, Inc.
                   6.875%, 06/01/14                                    4,973,265
   2,705,000       Swift Energy Company
                   7.625%, 07/15/11                                    2,765,862
   5,860,000       Whiting Petroleum Corp.
                   7.250%, 05/01/12                                    5,845,350
   6,266,000       Williams Companies, Inc.
                   7.750%, 06/15/31                                    6,610,630
                                                                 ---------------
                                                                      99,539,720
                                                                 ---------------
                   FINANCIALS (4.2%)
                   E*TRADE Financial Corp.
   6,852,000       7.375%, 09/15/13<                                   7,143,210
   5,206,000       7.875%, 12/01/15<                                   5,596,450
   1,262,000       8.000%, 06/15/11                                    1,323,522
   9,917,000       Host Hotels & Resorts, Inc.<
                   7.125%, 11/01/13                                   10,115,340
  11,066,000       Leucadia National Corp.
                   7.000%, 08/15/13                                   11,148,995
     856,000       Omega Healthcare Investors, Inc.
                   7.000%, 04/01/14                                      860,280
                   Senior Housing Properties Trust
   4,508,000       8.625%, 01/15/12                                    4,913,720

  PRINCIPAL
   AMOUNT                                                             VALUE
------------                                                     ---------------
$  3,185,000       7.875%, 04/15/15                              $     3,312,400
                                                                 ---------------
                                                                      44,413,917
                                                                 ---------------
                   HEALTH CARE (4.8%)
  14,672,000       Ameripath, Inc.<
                   10.500%, 04/01/13                                  15,992,480
   4,508,000       Angiotech Pharmaceuticals, Inc.
                   7.750%, 04/01/14                                    4,169,900
   1,803,000       Bio-Rad Laboratories, Inc.
                   7.500%, 08/15/13                                    1,875,120
   2,028,000       Biovail Corp.
                   7.875%, 04/01/10                                    2,081,235
     811,000       DaVita, Inc.<
                   7.250%, 03/15/15                                      825,193
     631,000       Omnicare, Inc.
                   6.875%, 12/15/15                                      626,268
   4,823,000       Psychiatric Solutions, Inc.
                   7.750%, 07/15/15                                    4,835,057
   9,105,000       Tenet Healthcare Corp.
                   9.250%, 02/01/15                                    9,127,763
   4,823,000       Valeant Pharmaceuticals
                   International<
                   7.000%, 12/15/11                                    4,654,195
   6,311,000       Vanguard Health Systems, Inc.
                   9.000%, 10/01/14                                    6,492,441
                                                                 ---------------
                                                                      50,679,652
                                                                 ---------------
                   INDUSTRIALS (9.2%)
   5,409,000       AMR Corp.
                   7.250%, 02/05/09                                    5,544,225
   2,254,000       Armor Holdings, Inc.
                   8.250%, 08/15/13                                    2,366,700
   2,705,000       BE Aerospace, Inc.
                   8.875%, 05/01/11                                    2,806,438
  14,425,000       CNH Global, NV
                   9.250%, 08/01/11                                   15,362,625
  14,875,000       Esterline Technologies Corp.<
                   7.750%, 06/15/13                                   15,395,625
     902,000       FTI Consulting, Inc.
                   7.625%, 06/15/13                                      927,933
   3,155,000       Gardner Denver, Inc.
                   8.000%, 05/01/13                                    3,304,863
   1,352,000       GATX Corp.
                   8.875%, 06/01/09                                    1,445,316
   5,292,000       General Cable Corp.
                   9.500%, 11/15/10                                    5,609,520
   1,686,000       H&E Equipment Service, Inc.
                   8.375%, 07/15/16                                    1,791,375
                   IKON Office Solutions, Inc.
   2,254,000       7.750%, 09/15/15                                    2,383,605
   1,803,000       6.750%, 12/01/25                                    1,590,428
   5,319,000       Interline Brands, Inc.
                   8.125%, 06/15/14                                    5,465,272
   3,918,000       Manitowoc Company, Inc.<
                   10.500%, 08/01/12                                   4,206,953
   7,615,000       Mobile Mini, Inc.
                   9.500%, 07/01/13                                    8,176,606
                   Sequa Corp.
   6,311,000       8.875%, 04/01/08                                    6,516,107
   1,803,000       9.000%, 08/01/09                                    1,920,195

                See accompanying notes to Schedule of Investments

                    CALAMOS CONVERTIBLE AND HIGH INCOME FUND

SCHEDULE OF INVESTMENTS JANUARY 31, 2007 (UNAUDITED)

  PRINCIPAL
   AMOUNT                                                             VALUE
------------                                                     ---------------
$  1,708,000       Terex Corp.<
                   7.375%, 01/15/14                              $     1,750,700
   2,028,000       Trinity Industries, Inc.
                   6.500%, 03/15/14                                    2,002,650
   1,803,000       WESCO International, Inc.
                   7.500%, 10/15/17                                    1,821,030
   3,606,000       Westinghouse Air Brake Technologies
                   Corp.<
                   6.875%, 07/31/13                                    3,587,970
   2,254,000       Williams Scotsman International, Inc.
                   8.500%, 10/01/15                                    2,355,430
                                                                 ---------------
                                                                      96,331,566
                                                                 ---------------
                   INFORMATION TECHNOLOGY (6.3%)
   6,107,000       Advanced Micro Devices, Inc.
                   7.750%, 11/01/12                                    6,259,675
     811,000       Anixter International, Inc.
                   5.950%, 03/01/15                                      771,464
   2,470,000       Arrow Electronics, Inc.
                   6.875%, 06/01/18                                    2,534,161
     811,000       Avago Technologies*<
                   11.875%, 12/01/15                                     892,100
                   Celestica, Inc.
   7,663,000       7.625%, 07/01/13                                    7,327,744
   3,606,000       7.875%, 07/01/11<                                   3,542,895
   1,803,000       Flextronics International, Ltd.<
                   6.500%, 05/15/13                                    1,757,925
   6,536,000       Freescale Semiconductor, Inc.*
                   8.875%, 12/15/14                                    6,536,000
   1,803,000   GBP Iron Mountain, Inc.*
                   7.250%, 04/15/14                                    3,533,495
   4,508,000       NXP, BV*<
                   7.875%, 10/15/14                                    4,677,050
     383,000       Sanmina-SCI Corp.
                   8.125%, 03/01/16                                      366,722
   8,565,000       SunGard Data Systems, Inc.
                   9.125%, 08/15/13                                    9,057,487
  18,481,000       Xerox Corp.
                   7.625%, 06/15/13                                   19,312,645
                                                                 ---------------
                                                                      66,569,363
                                                                 ---------------
                   MATERIALS (7.3%)
   1,127,000       Agrium, Inc.
                   7.125%, 05/23/36                                    1,186,465
   4,508,000       Ball Corp.
                   6.875%, 12/15/12                                    4,609,430
     902,000       Crown Holdings, Inc.<
                   7.750%, 11/15/15                                      938,080
  17,147,000       Equistar Chemicals, LP
                   10.625%, 05/01/11                                  18,261,555
     811,000       Gibraltar Industries, Inc.
                   8.000%, 12/01/15                                      802,890
                   Ineos Group Holdings, PLC*
   5,409,000   EUR 7.875%, 02/15/16                                    6,662,077
     902,000       8.500%, 02/15/16<                                     868,175
   5,409,000       IPSCO, Inc.
                   8.750%, 06/01/13                                    5,828,197
   8,114,000       Neenah Paper, Inc.
                   7.375%, 11/15/14                                    7,850,295

  PRINCIPAL
   AMOUNT                                                             VALUE
------------                                                     ---------------
$  2,254,000       P.H. Glatfelter Company<
                   7.125%, 05/01/16                              $     2,282,175
   2,705,000       Polyone Corp.
                   10.625%, 05/15/10                                   2,887,587
   4,508,000       Sealed Air Corp.*
                   6.875%, 07/15/33                                    4,491,411
   4,057,000       Terra Industries, Inc.*+
                   7.000%, 02/01/17                                    4,016,430
   1,803,000       Texas Industries, Inc.
                   7.250%, 07/15/13                                    1,852,583
   3,110,000       The Mosaic Company*
                   7.625%, 12/01/16                                    3,195,525
                   Union Carbide Corp.
   4,372,000       7.875%, 04/01/23                                    4,683,173
   2,930,000       7.500%, 06/01/25                                    3,025,345
   3,336,000       Westlake Chemical Corp.<
                   6.625%, 01/15/16                                    3,285,960
                                                                 ---------------
                                                                      76,727,353
                                                                 ---------------
                   TELECOMMUNICATION SERVICES (3.3%)
   5,409,000       AT&T Corp.
                   8.000%, 11/15/31                                    6,729,045
   3,381,000       CenturyTel, Inc.<
                   6.875%, 01/15/28                                    3,280,618
     631,000       Citizens Communications Company
                   9.000%, 08/15/31                                      683,058
   3,155,000       Leap Wireless International, Inc.*
                   9.375%, 11/01/14                                    3,328,525
   3,426,000       Qwest Communications International,
                   Inc.
                   7.750%, 02/15/31                                    3,426,000
   3,381,000   CAD Rogers Communications, Inc.
                   7.250%, 12/15/11                                    3,138,170
   4,057,000   CAD Rogers Wireless, Inc.
                   7.625%, 12/15/11                                    3,833,637
   6,311,000       Sprint Nextel Corp.
                   7.375%, 08/01/15                                    6,473,982
   4,057,000       Syniverse Technologies, Inc.
                   7.750%, 08/15/13                                    4,087,427
                                                                 ---------------
                                                                      34,980,462
                                                                 ---------------
                   UTILITIES (2.4%)
   4,508,000       Centerpoint Energy, Inc.<
                   6.850%, 06/01/15                                    4,740,883
     902,000       NRG Energy, Inc.
                   7.375%, 02/01/16                                      905,383
   1,902,000       Public Service Enterprise Group, Inc.
                   8.625%, 02/15/08                                    1,951,927
  11,359,000       Teco Energy, Inc.
                   7.500%, 06/15/10                                   11,983,745
   6,311,000       TXU Corp.
                   6.500%, 11/15/24                                    5,875,819
                                                                 ---------------
                                                                      25,457,757
                                                                 ---------------
                   TOTAL CORPORATE BONDS
                   (Cost $785,871,993)                               811,223,363
                                                                 ---------------

                See accompanying notes to Schedule of Investments

                    CALAMOS CONVERTIBLE AND HIGH INCOME FUND

SCHEDULE OF INVESTMENTS JANUARY 31, 2007 (UNAUDITED)

  PRINCIPAL
   AMOUNT                                                             VALUE
------------                                                     ---------------
CONVERTIBLE BONDS (24.1%)
                   CONSUMER DISCRETIONARY (7.4%)
$  7,000,000       EchoStar Communications Corp.
                   5.750%, 05/15/08                              $     7,148,750
   6,500,000       Lamar Advertising Company
                   2.875%, 12/31/10                                    9,010,625
   6,531,595       Liberty Media Corp. (Motorola, Inc.)
                   &
                   3.500%, 01/15/31                                    6,619,772
                   Liberty Media Corp. (Sprint Corp. PCS)&
   4,142,000       3.750%, 02/15/30                                    2,599,105
   1,974,000       4.000%, 11/15/29                                    1,359,593
   2,320,000       Liberty Media Corp. (Time Warner) &
                   3.250%, 03/15/31                                    2,006,800
   6,750,000   GBP Punch Taverns Redwood Jersey Company
                   Ltd.
                   5.000%, 12/14/10                                   16,311,908
  11,500,000       The Interpublic Group of Companies,
                   Inc.*++
                   5.710%, 06/15/09                                   14,884,450
                   United Auto Group, Inc.
   3,960,000       3.500%, 04/01/26*                                   4,618,350
   2,290,000       3.500%, 04/01/26                                    2,670,712
   9,000,000       Walt Disney Company<
                   2.125%, 04/15/23                                   11,238,750
                                                                 ---------------
                                                                      78,468,815
                                                                 ---------------
                   CONSUMER STAPLES (0.7%)
   4,750,000       Church & Dwight Co., Inc.
                   5.250%, 08/15/33                                    7,255,625
                                                                 ---------------
                   FINANCIALS (1.1%)
  11,250,000       Travelers Property Casualty Corp.
                   4.500%, 04/15/32                                   11,592,000
                                                                 ---------------
                   HEALTH CARE (2.9%)
  10,500,000       Emdeon Corp.*
                   3.125%, 09/01/25                                   11,340,000
  10,500,000       Health Management Associates, Inc.<
                   4.375%, 08/01/23                                   10,893,750
   8,000,000       Wyeth< ++
                   4.877%, 01/15/24                                    8,594,400
                                                                 ---------------
                                                                      30,828,150
                                                                 ---------------
                   INDUSTRIALS (2.3%)
   6,400,000       Lockheed Martin Corp.++
                   5.124%, 08/15/33                                    8,845,952
   5,500,000       Quanta Services, Inc.*<
                   3.750%, 04/30/26                                    6,318,125
  13,000,000       Roper Industries, Inc.++
                   1.481%, 01/15/34                                    8,758,750
                                                                 ---------------
                                                                      23,922,827
                                                                 ---------------
                   INFORMATION TECHNOLOGY (7.3%)
   4,000,000       Andrew Corp.
                   3.250%, 08/15/13                                    4,080,000
   2,500,000       ASM International NV
                   4.250%, 12/06/11                                    3,015,085

  PRINCIPAL
   AMOUNT                                                             VALUE
------------                                                     ---------------
$  4,000,000       CSG Systems International, Inc.
                   2.500%, 06/15/24                              $     4,305,000
  20,500,000       Electronic Data Systems Corp.
                   3.875%, 07/15/23                                   21,499,375
  32,000,000       Intel Corp.<
                   2.950%, 12/15/35                                   29,440,000
   6,000,000       Mentor Graphics Corp.*
                   6.250%, 03/01/26                                    8,025,000
   6,380,000       Vishay Intertechnology, Inc.
                   3.625%, 08/01/23                                    6,364,050
                                                                 ---------------
                                                                      76,728,510
                                                                 ---------------
                   UTILITIES (2.4%)
   6,500,000       CenterPoint Energy, Inc.
                   3.750%, 05/15/23                                    9,945,000
   2,250,000   EUR International Power, PLC
                   3.250%, 07/20/13                                    3,571,141
   3,500,000   GBP Scottish & Southern Energy, PLC
                   3.750%, 10/29/09                                   11,648,318
                                                                 ---------------
                                                                      25,164,459
                                                                 ---------------
                   TOTAL CONVERTIBLE BONDS
                   (Cost $229,064,463)                               253,960,386
                                                                 ---------------
SYNTHETIC CONVERTIBLE SECURITIES (9.9%)
                   CORPORATE BONDS (8.4%)
                   CONSUMER DISCRETIONARY (2.5%)
     295,000       Asbury Automotive Group, Inc.
                   9.000%, 06/15/12                                      310,119
                   Beazer Homes USA, Inc.<
     985,000       8.375%, 04/15/12                                    1,017,012
     689,000       8.125%, 06/15/16                                      720,005
     492,000       Broder Bros. Company
                   11.250%, 10/15/10                                     494,460
     492,000       DEX Media, Inc.
                   8.000%, 11/15/13                                      515,370
   1,511,000       DIRECTV Financing Company, Inc.
                   8.375%, 03/15/13                                    1,588,439
                   EchoStar DBS Corp.
     620,000       7.125%, 02/01/16                                      625,425
     185,000       6.625%, 10/01/14                                      181,763
   1,193,000   GBP EMI Group, PLC
                   9.750%, 05/20/08                                    2,448,422
     837,000       Expedia, Inc.*<
                   7.456%, 08/15/18                                      863,757
                   Ford Motor Company
     985,000       7.450%, 07/16/31<                                     804,006
     788,000       8.625%, 11/01/10                                      814,853
     667,000       GameStop Corp.<
                   8.000%, 10/01/12                                      708,687
     394,000       General Motors Acceptance Corp.
                   6.875%, 09/15/11                                      400,249
                   General Motors Corp.
     640,000       7.200%, 01/15/11                                      625,600
     473,000       7.125%, 07/15/13<                                     459,993
                   Goodyear Tire & Rubber Company
     689,000       7.857%, 08/15/11<                                     707,947

                See accompanying notes to Schedule of Investments

                    CALAMOS CONVERTIBLE AND HIGH INCOME FUND

SCHEDULE OF INVESTMENTS JANUARY 31, 2007 (UNAUDITED)

  PRINCIPAL
   AMOUNT                                                             VALUE
------------                                                     ---------------
$    492,000       7.000%, 03/15/28                              $       442,800
     345,000       Group 1 Automotive, Inc.
                   8.250%, 08/15/13                                      357,075
     714,000       Hanes Brands, Inc.*++
                   8.735%, 12/15/14                                      737,205
     916,000       Hasbro, Inc.
                   6.600%, 07/15/28                                      897,958
     788,000       Hovnanian Enterprises, Inc.<
                   8.625%, 01/15/17                                      835,280
     591,000       Idearc, Inc.*
                   8.000%, 11/15/16                                      603,559
     492,000       Interpublic Group of Companies, Inc.<
                   7.250%, 08/15/11                                      504,300
                   J.C. Penney Company, Inc.
     197,000       9.000%, 08/01/12<                                     224,637
     148,000       7.650%, 08/15/16                                      162,871
     443,000       Jarden Corp.<
                   9.750%, 05/01/12                                      471,241
     316,000       Kellwood Company
                   7.625%, 10/15/17                                      288,996
     492,000       Landry's Restaurants, Inc.
                   7.500%, 12/15/14                                      487,080
     345,000       Liberty Media Corp.
                   8.250%, 02/01/30                                      342,697
     689,000       Linens 'n Things, Inc.< ++
                   10.985%, 01/15/14                                     671,775
     386,000       Mandalay Resort Group<
                   7.625%, 07/15/13                                      384,070
     148,000       NCL Holding, ASA
                   10.625%, 07/15/14                                     151,330
   1,165,000       Oxford Industries, Inc.
                   8.875%, 06/01/11                                    1,211,600
      94,000       Phillips-Van Heusen Corp.<
                   8.125%, 05/01/13                                       99,170
      98,000       Pinnacle Entertainment, Inc.
                   8.250%, 03/15/12                                      100,818
     295,000       Rent-A-Center, Inc.
                   7.500%, 05/01/10                                      299,425
   1,172,000       Royal Caribbean Cruises, Ltd.<
                   7.500%, 10/15/27                                    1,156,564
      89,000       Station Casinos, Inc.
                   6.875%, 03/01/16                                       81,880
     847,000       Vail Resorts, Inc.
                   6.750%, 02/15/14                                      838,530
     689,000       Warnaco Group, Inc.
                   8.875%, 06/15/13                                      735,507
                   Warner Music Group
     197,000   GBP 8.125%, 04/15/14                                      397,689
     197,000       7.375%, 04/15/14                                      195,030
     295,000       WCI Communities, Inc.<
                   6.625%, 03/15/15                                      269,925
      89,000       Wynn Las Vegas, LLC<
                   6.625%, 12/01/14                                       88,555
                                                                 ---------------
                                                                      26,323,674
                                                                 ---------------
                   CONSUMER STAPLES (0.8%)
     197,000       Central Garden & Pet Company
                   9.125%, 02/01/13                                      206,358

  PRINCIPAL
   AMOUNT                                                             VALUE
------------                                                     ---------------
$    542,000       Chattem, Inc.
                   7.000%, 03/01/14                              $       537,935
     418,000       Chiquita Brands International, Inc.<
                   8.875%, 12/01/15                                      397,100
     181,000       Constellation Brands, Inc.
                   7.250%, 09/01/16                                      185,978
     557,000       Del Monte Foods Company
                   8.625%, 12/15/12                                      590,420
   1,034,000       Dole Food Company, Inc.
                   7.250%, 06/15/10                                    1,004,272
   1,329,000       Jean Coutu Group, Inc.
                   8.500%, 08/01/14                                    1,388,805
     443,000       NBTY, Inc.
                   7.125%, 10/01/15                                      444,107
                   Pilgrim's Pride Corp.
     487,000       8.375%, 05/01/17<                                     482,130
     251,000       7.625%, 05/01/15                                      249,745
     394,000       Pinnacle Foods Holding<
                   8.250%, 12/01/13                                      404,835
     630,000       Playtex Products, Inc.
                   8.000%, 03/01/11                                      662,287
                   Reynolds American, Inc.
     640,000       7.300%, 07/15/15                                      666,622
     394,000       7.625%, 06/01/16                                      418,811
     197,000       Smithfield Foods, Inc.
                   7.750%, 05/15/13                                      201,433
     389,000       SUPERVALU, Inc.
                   7.500%, 11/15/14                                      407,267
                                                                 ---------------
                                                                       8,248,105
                                                                 ---------------
                   ENERGY (1.0%)
     886,000       Arch Western Finance, LLC
                   6.750%, 07/01/13                                      879,355
                   Chesapeake Energy Corp.
     394,000       6.875%, 01/15/16                                      392,030
     197,000       7.750%, 01/15/15                                      202,910
     389,000       Comstock Resources, Inc.
                   6.875%, 03/01/12                                      374,899
      80,000       Energy Partners, Ltd.
                   8.750%, 08/01/10                                       81,600
     492,000       Forest Oil Corp.
                   8.000%, 12/15/11                                      512,910
                   Giant Industries, Inc.
     591,000       8.000%, 05/15/14                                      637,541
     197,000       11.000%, 05/15/12<                                    210,790
     345,000       Hanover Compressor Company
                   9.000%, 06/01/14                                      369,150
   1,118,000       Houston Exploration Company
                   7.000%, 06/15/13                                    1,131,975
     679,000       Petrohawk Energy Corp.
                   7.125%, 04/01/12                                      651,840
                   Petroleo Brasileiro, SA
     738,000       8.375%, 12/10/18                                      875,268
     492,000       9.125%, 07/02/13                                      576,255
   1,723,000       Premcor Refining Group, Inc.
                   7.500%, 06/15/15                                    1,769,032
     551,000       Superior Energy Services, Inc.
                   6.875%, 06/01/14                                      542,735

                See accompanying notes to Schedule of Investments

                    CALAMOS CONVERTIBLE AND HIGH INCOME FUND

SCHEDULE OF INVESTMENTS JANUARY 31, 2007 (UNAUDITED)

  PRINCIPAL
   AMOUNT                                                             VALUE
------------                                                     ---------------
$    295,000       Swift Energy Company
                   7.625%, 07/15/11                              $       301,637
     640,000       Whiting Petroleum Corp.
                   7.250%, 05/01/12                                      638,400
     684,000       Williams Companies, Inc.
                   7.750%, 06/15/31                                      721,620
                                                                 ---------------
                                                                      10,869,947
                                                                 ---------------
                   FINANCIALS (0.4%)
                   E*TRADE Financial Corp.
     748,000       7.375%, 09/15/13<                                     779,790
     569,000       7.875%, 12/01/15<                                     611,675
     138,000       8.000%, 06/15/11                                      144,728
   1,083,000       Host Hotels & Resorts, Inc.<
                   7.125%, 11/01/13                                    1,104,660
   1,209,000       Leucadia National Corp.
                   7.000%, 08/15/13                                    1,218,067
      94,000       Omega Healthcare Investors, Inc.
                   7.000%, 04/01/14                                       94,470
                   Senior Housing Properties Trust
     492,000       8.625%, 01/15/12                                      536,280
     348,000       7.875%, 04/15/15                                      361,920
                                                                 ---------------
                                                                       4,851,590
                                                                 ---------------
                   HEALTH CARE (0.5%)
   1,603,000       Ameripath, Inc.<
                   10.500%, 04/01/13                                   1,747,270
     492,000       Angiotech Pharmaceuticals, Inc.
                   7.750%, 04/01/14                                      455,100
     197,000       Bio-Rad Laboratories, Inc.
                   7.500%, 08/15/13                                      204,880
     222,000       Biovail Corp.
                   7.875%, 04/01/10                                      227,827
      89,000       DaVita, Inc.<
                   7.250%, 03/15/15                                       90,558
      69,000       Omnicare, Inc.
                   6.875%, 12/15/15                                       68,483
     527,000       Psychiatric Solutions, Inc.
                   7.750%, 07/15/15                                      528,317
     995,000       Tenet Healthcare Corp.
                   9.250%, 02/01/15                                      997,488
     527,000       Valeant Pharmaceuticals
                   International<
                   7.000%, 12/15/11                                      508,555
     689,000       Vanguard Health Systems, Inc.
                   9.000%, 10/01/14                                      708,809
                                                                 ---------------
                                                                       5,537,287
                                                                 ---------------
                   INDUSTRIALS (1.0%)
     591,000       AMR Corp.
                   7.250%, 02/05/09                                      605,775
     246,000       Armor Holdings, Inc.
                   8.250%, 08/15/13                                      258,300
     295,000       BE Aerospace, Inc.
                   8.875%, 05/01/11                                      306,063
   1,575,000       CNH Global, NV
                   9.250%, 08/01/11                                    1,677,375
   1,625,000       Esterline Technologies Corp.<
                   7.750%, 06/15/13                                    1,681,875

  PRINCIPAL
   AMOUNT                                                             VALUE
------------                                                     ---------------
$     98,000       FTI Consulting, Inc.
                   7.625%, 06/15/13                              $       100,818
     345,000       Gardner Denver, Inc.
                   8.000%, 05/01/13                                      361,387
     148,000       GATX Corp.
                   8.875%, 06/01/09                                      158,215
     578,000       General Cable Corp.
                   9.500%, 11/15/10                                      612,680
     184,000       H&E Equipment Service, Inc.
                   8.375%, 07/15/16                                      195,500
                   IKON Office Solutions, Inc.
     246,000       7.750%, 09/15/15                                      260,145
     197,000       6.750%, 12/01/25                                      173,774
     581,000       Interline Brands, Inc.
                   8.125%, 06/15/14                                      596,977
     428,000       Manitowoc Company, Inc.<
                   10.500%, 08/01/12                                     459,565
     832,000       Mobile Mini, Inc.
                   9.500%, 07/01/13                                      893,360
                   Sequa Corp.
     689,000       8.875%, 04/01/08                                      711,392
     197,000       9.000%, 08/01/09                                      209,805
     187,000       Terex Corp.<
                   7.375%, 01/15/14                                      191,675
     222,000       Trinity Industries, Inc.
                   6.500%, 03/15/14                                      219,225
     197,000       WESCO International, Inc.
                   7.500%, 10/15/17                                      198,970
     394,000       Westinghouse Air Brake Technologies
                   Corp.<
                   6.875%, 07/31/13                                      392,030
     246,000       Williams Scotsman International, Inc.
                   8.500%, 10/01/15                                      257,070
                                                                 ---------------
                                                                      10,521,976
                                                                 ---------------
                   INFORMATION TECHNOLOGY (0.7%)
     667,000       Advanced Micro Devices, Inc.
                   7.750%, 11/01/12                                      683,675
      89,000       Anixter International, Inc.
                   5.950%, 03/01/15                                       84,661
     270,000       Arrow Electronics, Inc.
                   6.875%, 06/01/18                                      277,014
      89,000       Avago Technologies*<
                   11.875%, 12/01/15                                      97,900
                   Celestica, Inc.
     837,000       7.625%, 07/01/13                                      800,381
     394,000       7.875%, 07/01/11<                                     387,105
     197,000       Flextronics International, Ltd.<
                   6.500%, 05/15/13                                      192,075
     714,000       Freescale Semiconductor, Inc.*
                   8.875%, 12/15/14                                      714,000
     197,000   GBP Iron Mountain, Inc.*
                   7.250%, 04/15/14                                      386,078
     492,000       NXP, BV*<
                   7.875%, 10/15/14                                      510,450
      42,000       Sanmina-SCI Corp.
                   8.125%, 03/01/16                                       40,215

                See accompanying notes to Schedule of Investments

                    CALAMOS CONVERTIBLE AND HIGH INCOME FUND

SCHEDULE OF INVESTMENTS JANUARY 31, 2007 (UNAUDITED)

  PRINCIPAL
   AMOUNT                                                             VALUE
------------                                                     ---------------
$    935,000       SunGard Data Systems, Inc.
                   9.125%, 08/15/13                              $       988,762
   2,019,000       Xerox Corp.
                   7.625%, 06/15/13                                    2,109,855
                                                                 ---------------
                                                                       7,272,171
                                                                 ---------------
                   MATERIALS (0.8%)
     123,000       Agrium, Inc.
                   7.125%, 05/23/36                                      129,490
     492,000       Ball Corp.
                   6.875%, 12/15/12                                      503,070
      98,000       Crown Holdings, Inc.<
                   7.750%, 11/15/15                                      101,920
   1,873,000       Equistar Chemicals, LP
                   10.625%, 05/01/11                                   1,994,745
      89,000       Gibraltar Industries, Inc.
                   8.000%, 12/01/15                                       88,110
                   Ineos Group Holdings, PLC*
     591,000   EUR 7.875%, 02/15/16                                      727,914
      98,000       8.500%, 02/15/16<                                      94,325
     591,000       IPSCO, Inc.
                   8.750%, 06/01/13                                      636,802
     886,000       Neenah Paper, Inc.
                   7.375%, 11/15/14                                      857,205
     246,000       P.H. Glatfelter Company<
                   7.125%, 05/01/16                                      249,075
     295,000       Polyone Corp.
                   10.625%, 05/15/10                                     314,913
     492,000       Sealed Air Corp.*
                   6.875%, 07/15/33                                      490,189
     443,000       Terra Industries, Inc.*+
                   7.000%, 02/01/17                                      438,570
     197,000       Texas Industries, Inc.
                   7.250%, 07/15/13                                      202,418
     340,000       The Mosaic Company*
                   7.625%, 12/01/16                                      349,350
                   Union Carbide Corp.
     478,000       7.875%, 04/01/23                                      512,021
     320,000       7.500%, 06/01/25                                      330,413
     364,000       Westlake Chemical Corp.<
                   6.625%, 01/15/16                                      358,540
                                                                 ---------------
                                                                       8,379,070
                                                                 ---------------
                   TELECOMMUNICATION SERVICES (0.4%)
     591,000       AT&T Corp.
                   8.000%, 11/15/31                                      735,231
     369,000       CenturyTel, Inc.<
                   6.875%, 01/15/28                                      358,044
      69,000       Citizens Communications Company
                   9.000%, 08/15/31                                       74,693
     345,000       Leap Wireless International, Inc.*
                   9.375%, 11/01/14                                      363,975
     374,000       Qwest Communications International,
                   Inc.
                   7.750%, 02/15/31                                      374,000
     369,000   CAD Rogers Communications, Inc.
                   7.250%, 12/15/11                                      342,498
     443,000   CAD Rogers Wireless, Inc.
                   7.625%, 12/15/11                                      418,610

  PRINCIPAL
   AMOUNT                                                             VALUE
------------                                                     ---------------
$    689,000       Sprint Nextel Corp.
                   7.375%, 08/01/15                              $       706,793
     443,000       Syniverse Technologies, Inc.
                   7.750%, 08/15/13                                      446,323
                                                                 ---------------
                                                                       3,820,167
                                                                 ---------------
                   UTILITIES (0.3%)
     492,000       Centerpoint Energy, Inc.<
                   6.850%, 06/01/15                                      517,417
      98,000       NRG Energy, Inc.
                   7.375%, 02/01/16                                       98,368
     208,000       Public Service Enterprise Group, Inc.
                   8.625%, 02/15/08                                      213,460
   1,241,000       Teco Energy, Inc.
                   7.500%, 06/15/10                                    1,309,255
     689,000       TXU Corp.
                   6.500%, 11/15/24                                      641,489
                                                                 ---------------
                                                                       2,779,989
                                                                 ---------------
                   TOTAL CORPORATE BONDS                              88,603,976
                                                                 ---------------

  NUMBER OF
  CONTRACTS                                                           VALUE
------------                                                     ---------------
                   OPTIONS (1.5%)
                   CONSUMER DISCRETIONARY (0.3%)
         930       Comcast Corp.#
                   Call, 01/17/09, Strike $42.50                         850,950
         240       Garmin, Ltd.#
                   Call, 01/19/08, Strike $50.00                         178,800
         600       Harley-Davidson, Inc.#
                   Call, 01/17/09, Strike $70.00                         630,000
                   Nike, Inc.#
         230       Call, 01/17/09, Strike $100.00                        304,750
         230       Call, 01/17/09, Strike $90.00                         438,150
         310       Office Depot, Inc.#
                   Call, 01/19/08, Strike $40.00                         113,150
         450       Omnicom Group, Inc.#
                   Call, 01/17/09, Strike $100.00                        814,500
                                                                 ---------------
                                                                       3,330,300
                                                                 ---------------
                   CONSUMER STAPLES (0.1%)
       1,050       Coca-Cola Company#
                   Call, 01/17/09, Strike $45.00                         672,000
         550       Kroger Company#
                   Call, 01/19/08, Strike $22.50                         253,000
         260       PepsiCo, Inc.#
                   Call, 01/19/08, Strike $60.00                         213,200
                                                                 ---------------
                                                                       1,138,200
                                                                 ---------------
                   ENERGY (0.0%)
         130       BJ Services Company#
                   Call, 01/19/08, Strike $40.00                           9,100
         210       Nabors Industries, Ltd.#
                   Call, 01/19/08, Strike $37.50                          32,550
          85       Petroleo Brasileiro, SA#
                   Call, 01/19/08, Strike $90.00                         147,050
         140       Schlumberger, Ltd.#
                   Call, 01/19/08, Strike $65.00                         110,600

                See accompanying notes to Schedule of Investments

                    CALAMOS CONVERTIBLE AND HIGH INCOME FUND

SCHEDULE OF INVESTMENTS JANUARY 31, 2007 (UNAUDITED)

  NUMBER OF
  CONTRACTS                                                           VALUE
------------                                                     ---------------
         140       Weatherford International, Ltd.#
                   Call, 01/19/08, Strike $55.00                 $        18,900
                                                                 ---------------
                                                                         318,200
                                                                 ---------------
                   FINANCIALS (0.3%)
         580       A.G. Edwards, Inc.#
                   Call, 01/17/09, Strike $70.00                         498,800
         950       Bank of America Corp.#
                   Call, 01/17/09, Strike $50.00                         669,750
         500       Charles Schwab Corp.#
                   Call, 01/19/08, Strike $17.50                         152,500
          20       Chicago Mercantile Exchange
                   Holdings, Inc.#
                   Call, 01/19/08, Strike $510.00                        203,300
         280       E*TRADE Financial Corp.#
                   Call, 01/19/08, Strike $25.00                          89,600
                   Goldman Sachs Group, Inc.#
         150       Call, 01/17/09, Strike $195.00                        726,750
          70       Call, 01/19/08, Strike $190.00                        273,700
         140       Lehman Brothers Holdings, Inc.#
                   Call, 01/19/08, Strike $75.00                         202,300
         160       Merrill Lynch & Company, Inc.#
                   Call, 01/19/08, Strike $85.00                         237,600
                                                                 ---------------
                                                                       3,054,300
                                                                 ---------------
                   HEALTH CARE (0.1%)
          90       Allergan, Inc.#
                   Call, 01/19/08, Strike $110.00                        156,600
         820       Johnson & Johnson#
                   Call, 01/17/09, Strike $65.00                         668,300
                                                                 ---------------
                                                                         824,900
                                                                 ---------------
                   INDUSTRIALS (0.1%)
         580       General Dynamics Corp.#
                   Call, 01/17/09, Strike $75.00                         791,700
                                                                 ---------------
                   INFORMATION TECHNOLOGY (0.5%)
          90       Apple Computer, Inc.#
                   Call, 01/19/08, Strike $90.00                         114,300
       1,240       Cisco Systems, Inc.#
                   Call, 01/17/09, Strike $27.50                         607,600
         335       Hewlett-Packard Company#
                   Call, 01/19/08, Strike $40.00                         237,850
         650       Infosys Technologies, Ltd.#
                   Call, 01/17/09, Strike $55.00                         884,000
         315       Intuit, Inc.#
                   Call, 01/19/08, Strike $35.00                          76,388
       1,600       Microsoft Corp.#
                   Call, 01/17/09, Strike $30.00                         784,000
         330       Motorola, Inc.#
                   Call, 01/19/08, Strike $22.50                          45,375
                   Nokia Corp.#
       2,200       Call, 01/19/08, Strike $20.00                         792,000
       2,200       Call, 01/19/08, Strike $17.50                       1,188,000
         230       NVIDIA Corp.#
                   Call, 01/19/08, Strike $40.00                          56,350
       2,050       Oracle Corp.#
                   Call, 01/17/09, Strike $17.50                         666,250

  NUMBER OF
  CONTRACTS                                                           VALUE
------------                                                     ---------------
          90       Sandisk Corp.#
                   Call, 01/19/08, Strike $65.00                 $        12,825
                                                                 ---------------
                                                                       5,464,938
                                                                 ---------------
                   MATERIALS (0.0%)
         130       Alcan, Inc.#
                   Call, 01/19/08, Strike $55.00                          62,400
         343       Harmony Gold Mining Company, Ltd.#
                   Call, 01/19/08, Strike $15.00                          61,740
          90       United States Steel Corp.#
                   Call, 01/19/08, Strike $70.00                         178,650
                                                                 ---------------
                                                                         302,790
                                                                 ---------------
                   TELECOMMUNICATION SERVICES (0.1%)
         230       America Movil, S.A. de C.V.#
                   Call, 01/19/08, Strike $40.00                         207,000
         150       NII Holdings, Inc.#
                   Call, 01/19/08, Strike $70.00                         203,250
                                                                 ---------------
                                                                         410,250
                                                                 ---------------
                      TOTAL OPTIONS                                   15,635,578
                                                                 ---------------
                   TOTAL SYNTHETIC CONVERTIBLE
                   SECURITIES
                   (Cost $101,917,620)                               104,239,554
                                                                 ---------------

  NUMBER OF
   SHARES                                                             VALUE
------------                                                     ---------------
CONVERTIBLE PREFERRED STOCKS (25.1%)

                   CONSUMER DISCRETIONARY (2.0%)
     567,800       Ford Motor Company Capital Trust II
                   6.500%                                             20,934,786
                                                                 ---------------
                   CONSUMER STAPLES (0.7%)
       6,000       Universal Corp.
                   6.750%                                              7,284,000
                                                                 ---------------
                   ENERGY (1.3%)
      55,000       Chesapeake Energy Corp.
                   6.250%                                             14,029,125
                                                                 ---------------
                   FINANCIALS (18.3%)
     660,000       Citigroup, Inc. (Genworth Financial,
                   Inc.) ++&
                   5.020%                                             21,714,000
      19,000       Fortis Insurance, N.V. (Assurant,
                   Inc.)*&
                   7.750%                                             26,943,900
     350,000       Lazard, Ltd.
                   6.625%                                             15,263,500
     775,000       Lehman Brothers Holdings, Inc.
                   (General Mills, Inc.)&
                   6.250%                                             21,211,750
     230,000       Merrill Lynch & Co., Inc. (Nuveen
                   Investments, Inc.)&
                   6.750%                                             10,235,000
   1,000,000       Metlife, Inc.
                   6.375%                                             31,420,000
     570,000       National Australia Bank, Ltd.
                   7.875%                                             29,184,000

                See accompanying notes to Schedule of Investments

                    CALAMOS CONVERTIBLE AND HIGH INCOME FUND

SCHEDULE OF INVESTMENTS JANUARY 31, 2007 (UNAUDITED)

  NUMBER OF
   SHARES                                                             VALUE
------------                                                     ---------------
      35,000       Reinsurance Group of America, Inc.
                   5.750%                                        $     2,536,100
      16,500   CHF Swiss Re
                   6.000%                                             13,682,402
     375,000       Washington Mutual, Inc.
                   5.375%                                             20,775,000
                                                                 ---------------
                                                                     192,965,652
                                                                 ---------------
                   HEALTH CARE (1.5%)
     265,000       Schering-Plough Corp.
                   6.000%                                             15,608,500
                                                                 ---------------
                   INDUSTRIALS (0.9%)
   2,350,000   GBP BAE Systems, PLC
                   7.750%                                              9,099,209
                                                                 ---------------
                   UTILITIES (0.4%)
      80,000       Southern Union Company
                   5.000%                                              4,237,200
                                                                 ---------------
                   TOTAL CONVERTIBLE PREFERRED
                   STOCKS
                   (Cost $236,593,321)                               264,158,472
                                                                 ---------------
WARRANTS (0.2%)
                   CONSUMER DISCRETIONARY (0.2%)
     218,180       Expedia, Inc.#
                   05/07/12, Strike $24.46                               572,723
     218,180       IAC/InterActiveCorp#
                   05/07/12, Strike $30.54                             1,718,167
                                                                 ---------------
                                                                       2,290,890
                                                                 ---------------
                   TOTAL WARRANTS
                   (Cost $1,814,167)                                   2,290,890
                                                                 ---------------

  PRINCIPAL
   AMOUNT                                                             VALUE
------------                                                     ---------------
SHORT-TERM INVESTMENT (1.7%)

                   COMMERCIAL PAPER (1.7%)
$ 17,863,000       Citigroup, Inc.
                   5.210%, 02/01/07
                   (Cost $17,863,000)                                 17,863,000
                                                                 ---------------

  NUMBER OF
   SHARES                                                             VALUE
------------                                                     ---------------
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN (12.8%)
 134,604,000       Bank of New York Institutional Cash
                   Reserve Fund
                   current rate 5.310%
                   (Cost $134,604,000)                               134,604,000
                                                                 ---------------
TOTAL INVESTMENTS (150.9%)
(Cost $1,507,728,564)                                              1,588,339,665
                                                                 ---------------
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-12.8%)                  (134,604,000)
                                                                 ---------------
OTHER ASSETS, LESS LIABILITIES (2.8%)                                 28,887,666
                                                                 ---------------
PREFERRED SHARES AT REDEMPTION VALUE INCLUDING DIVIDENDS
PAYABLE (-40.9%)                                                    (430,357,958)
                                                                 ---------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS (100.0%)            $ 1,052,265,373
                                                                 ---------------

NOTES TO SCHEDULE OF INVESTMENTS

Note: Value for Securities denominated in foreign currencies are shown in U.S. dollars.

* 144A securities are those that are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are generally issued to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities must generally be effected through a sale that is exempt from registration (e.g. a sale to another QIB), or the security must be registered for public sale. At January 31, 2007, the market value of 144A securities that were not subject to mandatory issuer registration obligations is $106,586,742 or 10.1% of net assets.

+    Security was purchased on when issued basis.

<    Security, or portion of security, is on loan.

#    Non-income producing security.

++ Variable rate or step bond security. The interest rate shown is the rate in effect at January 31, 2007.

& Securities exchangeable or convertible into securities of an entity different than the issuer. Such entity is identified in the parenthetical.

FOREIGN CURRENCY ABBREVIATIONS

CAD  Canadian Dollar

CHF  Swiss Franc

EUR  European Monetary Unit

GBP  British Pound Sterling

                See accompanying notes to Schedule of Investments

                        NOTES TO SCHEDULE OF INVESTMENTS
                                   (unaudited)

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION. CALAMOS Convertible and High Income Fund (the "Fund") was organized as a Delaware statutory trust on March 12, 2003 and is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, closed-end management investment company. The Fund commenced operations on May 28, 2003.

The Fund's investment objective is to provide total return through a combination of capital appreciation and current income. Under normal circumstances, the Fund will invest at least 80% of its managed assets in a diversified portfolio of convertible and non-convertible income securities. "Managed assets" means the Fund's total assets (including any assets attributable to any leverage that may be outstanding) minus total liabilities (other than debt representing financial leverage).

PORTFOLIO VALUATION. The valuation of the Fund's portfolio securities is in accordance with policies and procedures adopted by and under the ultimate supervision of the Board of Trustees.

Portfolio securities that are traded on U.S. securities exchanges, except option securities, are valued at the last current reported sales price at the time as of which the Fund determines its NAV. Securities traded in the over-the-counter ("OTC") market and quoted on The Nasdaq Stock Market are valued at the Nasdaq Official Closing Price ("NOCP"), as determined by Nasdaq, or lacking a NOCP, the last current reported sale price on Nasdaq at the time as of which the Fund determines its NAV.

When a most recent last sale or closing price is not available, portfolio securities, other than option securities, that are traded on a U.S. securities exchange and other securities traded in the OTC market are valued at the mean between the most recent bid and asked quotations in accordance with guidelines adopted by the Board of Trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the Board of Trustees. Each OTC option that is not traded through the Options Clearing Corporation is valued by the counterparty to such option. If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security, including any thinly-traded security, junk bond or synthetic convertible instrument, is valued at a fair value by the pricing committee, under the ultimate supervision of the Board of Trustees, following the guidelines and/or procedures adopted by the Board of Trustees.

Trading in securities on European and Far Eastern securities exchanges and OTC markets is typically completed at various times before the close of business on each day on which the NYSE is open. Each security trading on these exchanges or OTC markets is evaluated utilizing a systematic fair valuation model provided by an independent pricing service approved by the Board of Trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last current sale price at the time as of which the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time, in accordance with guidelines adopted by the Board of Trustees. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund's NAV is not calculated. As stated above, if the market prices are not readily available or are not reflective of a security's fair value, the security is valued at a fair value by the pricing committee, under the ultimate

                        NOTES TO SCHEDULE OF INVESTMENTS
                                   (unaudited)

supervision of the Board of Trustees, following the guidelines and/or procedures adopted by the Board of Trustees.

The Fund also may use fair value pricing, pursuant to Board of Trustees guidelines and under the ultimate supervision of the Board of Trustees if the value of a foreign security it holds is materially affected by events occurring before their pricing time but after the close of the primary market or exchange on which the security is traded. Those procedures may utilize valuations furnished by pricing services approved by the Board of Trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by the Fund to calculate its NAV may differ from market quotations or official closing prices.

INVESTMENT TRANSACTIONS. Short-term and long-term investment transactions are recorded on a trade date basis on January 31, 2007.

FOREIGN CURRENCY TRANSLATION. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

OPTION TRANSACTIONS. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of purchased call options is increased by premiums paid. The proceeds from securities sold through the exercise of purchased put options are decreased by the premiums paid.

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a written put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

NOTE 2 - INVESTMENTS

The following information is presented on a Federal income tax basis as of January 31, 2007. Differences between the cost basis under U.S. generally accepted accounting principles and Federal income tax purposes are primarily due to timing differences.

                        NOTES TO SCHEDULE OF INVESTMENTS
                                   (unaudited)

Cost basis of investments                    $1,516,581,874
                                             --------------
Gross unrealized appreciation                    79,469,611
Gross unrealized depreciation                    (7,711,820)
                                             --------------
Net unrealized appreciation (depreciation)   $   71,757,791
                                             --------------

NOTE 3 - FORWARD FOREIGN CURRENCY CONTRACTS

There were no open forward foreign currency contracts at January 31, 2007.

NOTE 4 - SYNTHETIC CONVERTIBLE SECURITIES

The Fund may establish a "synthetic" convertible instrument by combining separate securities that possess the economic characteristics similar to a convertible security, i.e., fixed-income securities ("fixed-income component", which may be a convertible or non-convertible security) and the right to acquire equity securities ("convertible component"). The fixed-income component is achieved by investing in fixed income securities such as bonds, preferred stocks and money market instruments. The convertible component is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index. In establishing a synthetic instrument, the Fund may pool a basket of fixed-income securities and a basket of warrants or options that produce the economic characteristics similar to a convertible security. Within each basket of fixed-income securities and warrants or options, different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.

The Fund may purchase synthetic convertible instruments created by other parties, typically investment banks, including convertible structured notes. Convertible structured notes are fixed-income debentures linked to equity. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible. Purchasing synthetic convertible securities may offer more flexibility than purchasing a convertible security.

NOTE 5 - PREFERRED SHARES

There are unlimited shares of Auction Rate Cumulative Preferred Shares ("Preferred Shares") authorized. The Preferred Shares have rights as determined by the Board of Trustees. The 17,200 shares of Preferred Shares outstanding consist of six series, 3,000 shares of M, 3,000 shares of TU, 3,000 shares of W, 3,000 shares of TH, 3,000 shares of F, and 2,200 shares of A. The Preferred Shares have a liquidation value of $25,000 per share plus any accumulated but unpaid dividends, whether or not declared.

NOTE 6 - INTEREST RATE TRANSACTIONS

Swap agreements are stated at fair value. The contracts are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation).

Details of the interest rate swap agreements outstanding as of January 31, 2007 were as follows:

                        NOTES TO SCHEDULE OF INVESTMENTS
                                   (unaudited)

                                                                                   Unrealized
                  Termination       Notional      Fixed Rate    Floating Rate     Appreciation
Counterparty         Date         Amount (000)   (Fund Pays)   (Fund Receives)   (Depreciation)
------------   ----------------   ------------   -----------   ---------------   --------------
Citibank NA    October 27, 2007      200,000        3.27%        1month LIBOR       3,037,017
Citibank NA    October 27, 2008      100,000        3.65%        1month LIBOR       2,606,279
                                                                                   ----------
                                                                                   $5,643,296
                                                                                   ==========

NOTE 7 - SECURITIES LENDING

For the three-month period ended January 31, 2007, the Fund loaned certain of its securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. The Fund continues to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives an additional return that may be in the form of a fixed fee or a percentage of the collateral. The Fund may pay reasonable fees to persons unaffiliated with the Fund for services in arranging these loans. The Fund has the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days. The Fund does not have the right to vote the securities during the existence of the loan but could call the loan in an attempt to permit voting of the securities in certain circumstances. Upon return of the securities loaned, the cash or cash equivalent collateral will be returned to the borrower. In the event of bankruptcy or other default of the borrower, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) the expenses of enforcing its rights. In an effort to reduce these risks, the Fund's securities lending agent monitors, and reports to Calamos Advisors on, the creditworthiness of the firms to which a Fund lends securities. At January 31, 2007, the Fund had securities valued at $130,470,039 that were on loan to broker-dealers and banks and $134,604,000 in cash or cash equivalent collateral.

ITEM 2. CONTROLS AND PROCEDURES.

a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certification of Principal Executive Officer.

(b) Certification of Principal Financial Officer.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Convertible and High Income Fund


By: /s/ John P. Calamos, Sr.
    ---------------------------------
Name: John P. Calamos, Sr.
Title: Principal Executive Officer
Date: March 28, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Convertible and High Income Fund


By: /s/ John P. Calamos, Sr.
    ---------------------------------
Name: John P. Calamos, Sr.
Title: Principal Executive Officer
Date: March 28, 2007


By: /s/ Patrick H. Dudasik
    ---------------------------------
Name: Patrick H. Dudasik
Title: Principal Financial Officer
Date: March 28, 2007